Asset Retirement Obligations (table)	12 Months Ended
Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]

	Year Ended December 31,
thousands	2011	2010

Carrying amount of asset retirement obligations at beginning of year	$44,777	$55,862
Liabilities incurred	15,390	800
Liabilities settled	—	(104)
Accretion expense	3,781	3,740
Revisions in estimated liabilities	(679)	(15,521)
Carrying amount of asset retirement obligations at end of year	$63,269	$44,777